Investments Held at Fair Value - Schedule of Investments Held at Fair Value (Details) $ in Thousands	6 Months Ended
Jun. 30, 2024 USD ($)
Investments held at fair value [Line Items]
Beginning balance	$ 317,841
Gain realised on sale of investments	151
Gain – change in fair value through profit and loss	3,882
Balance as of June 30, 2024 before allocation of equity method loss to long-term interest ("LTI")	29,202
Ending balance	29,030
Karuna
Investments held at fair value [Line Items]
Sale of Karuna shares	$ (292,672)